Stockholders’ Equity and Regulatory Capital (Details) - USD ($)	1 Months Ended			12 Months Ended
	Aug. 31, 2024	Apr. 30, 2021	Apr. 30, 2020	Jun. 30, 2024	Jun. 30, 2023
Stockholders’ Equity and Regulatory Capital [Line Items]
Percentage of housing-related finance				65.00%
Common equity tier 1 capital ratio	9.00%			16.25%
Capital ratio of at least	11.00%			16.25%
Capital ratio of at least	12.00%			16.25%
Leverage ratio of at least	9.00%			10.24%
Average total consolidated assets (in Dollars)				$ 10,000,000,000
Percentage of leverage ratio			9.00%	9.00%
Percentage of transition temporary			8.00%
Percentage of temporary CBLR			9.00%
Percentage of minimum CBLR		8.50%
Percentage of common equity tier one risk-based capital ratio				6.50%
Percentage of tier one risk-based capital ratio				8.00%
Percentage of total risk-based capital ratio				10.00%
Percentage of tier one leverage ratio				5.00%
Percentage of CCB				2.50%
Dividends (in Dollars)				$ 950,000	$ 1,900,000
Maximum [Member]
Stockholders’ Equity and Regulatory Capital [Line Items]
Percentage of changes temporarily			9.00%
Minimum [Member]
Stockholders’ Equity and Regulatory Capital [Line Items]
Percentage of changes temporarily			8.00%